Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2020
Right Of Use Assets
Schedule of Right of Use Assets
$
Cost
At December 31,2019 (Audited)	366,421
Additions during the year	-
Write-off during the year	(366,421)
Effects of currency translation	-
At December 31, 2020 (Audited)	-

Accumulated depreciation
At December 31,2019 (Audited)	102,257
Depreciation during the year	102,890
Write-off during the year	(205,147)
Effects of currency translation	-
At December 31, 2020 (Audited)	-

Net book value
At December 31, 2019 (Audited)	264,164
At December 31, 2020 (Audited)	-